Employee Benefit Plans and Postretirement Benefits - Cash Flows Related to Total Benefits Expected to be Paid (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Medicare Part D Reimbursement [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	$ (1)
2021 - 2025	(2)
Total	(3)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	189
2017	189
2018	188
2019	189
2020	193
2021 - 2025	964
Total	1,912
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	74
2017	72
2018	71
2019	71
2020	70
2021 - 2025	341
Total	699
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	30
2017	30
2018	35
2019	33
2020	35
2021 - 2025	146
Total	$ 309